Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | U.S. Treasury 06/30/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Bacardi-Martini BV 02/01/2030 5.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Northrop Grumman Corp. 02/01/2027 3.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Bank of America Corp. 01/24/2031 5.162% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | JPMorgan Chase & Co. 01/24/2031 5.140% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Principal Life Global Funding II 11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Occidental Petroleum Corp. 08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Goldman Sachs Group, Inc. (The) 04/23/2031 5.218% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | U.S. Treasury 06/30/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Gilead Sciences, Inc. 03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Bacardi-Martini BV 02/01/2030 5.550% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Citigroup, Inc. 06/03/2031 2.572% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Northrop Grumman Corp. 02/01/2027 3.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%